Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of provision for income taxes
Current	$ (123,001)	$ 595,421	$ (1,300,894)
Deferred
Total	$ (123,001)	$ 595,421	$ (1,300,894)